Financial Assets and Financial Liabilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial Assets and Financial Liabilities [Line Items]
Unlisted investment				¥ 1,000
Trade receivable (in Dollars) | $			$ 7,868
Supplier transactions					¥ 210,887
Supplier payments				¥ 118,118	¥ 96,703
Level 2 of Fair Value Hierarchy [Member]
Financial Assets and Financial Liabilities [Line Items]
Unlisted investment	¥ 1,000
Trade Receivables [Member] | Largest Customer [Member]
Financial Assets and Financial Liabilities [Line Items]
Trade receivables			34.00%	52.00%
Trade Receivables [Member] | Five Largest Customers [Member]
Financial Assets and Financial Liabilities [Line Items]
Trade receivables			92.00%	74.00%